Securities	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Securities

Note 4 Securities

Unrealized gains and losse
s
 on securities at FVOCI
(1), (2)

	As at
	April 30, 2021				October 31, 2020
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:

Canadian government
Federal (3)	$3,003	$2	$(118)	$2,887	$2,562	$1	$(22)	$2,541
Provincial and municipal	3,547	3	(225)	3,325	3,237	27	(31)	3,233
U.S. federal, state, municipal and agencies (3)	25,472	422	(99)	25,795	38,523	323	(322)	38,524
Other OECD government	5,888	3	(1)	5,890	7,336	11	(2)	7,345
Mortgage-backed securities (3)	2,237	3	(13)	2,227	2,418	5	(53)	2,370
Asset-backed securities
CDO	7,004	1	(2)	7,003	7,504	–	(90)	7,414
Non-CDO securities	498	6	–	504	859	2	(7)	854
Corporate debt and other debt	14,934	58	(4)	14,988	19,041	76	(3)	19,114
Equities	264	242	(1)	505	276	253	(4)	525
	$62,847	$740	$(463)	$63,124	$81,756	$698	$(534)	$81,920

(1)	Excludes $66,295 million of held-to-collect securities as at April 30, 2021 that are carried at amortized cost, net of allowance for credit losses (October 31, 2020 – $57,823 million).
(2)	Gross unrealized gains and losses includes $1 million of allowance for credit losses on debt securities at FVOCI as at April 30, 2021 (October 31, 2020 – $8 million) recognized in income and Other components of equity.
(3)	The majority of the MBS are residential. Cost/Amortized cost, Gross unrealized gains, Gross unrealized losses and Fair value related to commercial MBS are $2,052 million, $1 million, $12 million and $2,041 million, respectively as at April 30, 2021 (October 31, 2020 – $2,185 million, $nil, $48 million and $2,137 million, respectively).

Allowance for credit losses on investment securities
The following tables reconcile the opening and closing allowance for debt securities at FVOCI and amortized cost by Stage. Reconciling items include the following:
•	Transfers between Stages, which are presumed to occur before any corresponding remeasurement of the allowance.
•	Purchases, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Sales and maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments; changes in the measurement following a transfer between Stages; and unwinding of the time value discount due to the passage of time.

Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	April 30, 2021				April 30, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$7	$3	$(5)	$5	$6	$–	$(9)	$(3)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	3	–	–	3	9	–	–	9
Sales and maturities	(3)	(1)	–	(4)	(2)	–	–	(2)
Changes in risk, parameters and exposures	–	–	(2)	(2)	9	–	10	19
Exchange rate and other	–	(1)	–	(1)	1	–	(1)	–
Balance at end of period	$7	$1	$(7)	$1	$23	$–	$–	$23

	For the six months ended
	April 30, 2021				April 30, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$12	$–	$(4)	$8	$4	$–	$(7)	$(3)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	5	–	–	5	11	–	–	11
Sales and maturities	(7)	(1)	–	(8)	(2)	–	–	(2)
Changes in risk, parameters and exposures	(2)	3	(4)	(3)	9	–	8	17
Exchange rate and other	(1)	(1)	1	(1)	1	–	(1)	–
Balance at end of period	$7	$1	$(7)	$1	$23	$–	$–	$23

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit impaired securities.

Allowance for credit losses – securities at amortized cost

	For the three months ended
	April 30, 2021				April 30, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$8	$18	$–	$26	$5	$17	$–	$22
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	4	–	–	4	3	–	–	3
Sales and maturities	(1)	–	–	(1)	(1)	–	–	(1)
Changes in risk, parameters and exposures	–	(1)	–	(1)	2	2	–	4
Exchange rate and other	–	–	–	–	–	1	–	1
Balance at end of period	$11	$17	$–	$28	$9	$20	$–	$29

	For the six months ended
	April 30, 2021				April 30, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$10	$19	$–	$29	$5	$19	$–	$24
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	7	–	–	7	5	–	–	5
Sales and maturities	(1)	–	–	(1)	(1)	–	–	(1)
Changes in risk, parameters and exposures	(5)	–	–	(5)	–	1	–	1
Exchange rate and other	–	(2)	–	(2)	–	–	–	–
Balance at end of period	$11	$17	$–	$28	$9	$20	$–	$29

Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date
,
as outlined in the internal ratings maps in the Credit risk section of our 2020 Annual Report.

	As at
	April 30, 2021				October 31, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$62,074	$38	$–	$62,112	$80,719	$87	$–	$80,806
Non-investment grade	363	–	–	363	431	1	–	432
Impaired	–	–	144	144	–	–	157	157
	62,437	38	144	62,619	81,150	88	157	81,395
Items not subject to impairment (2)				505				525
				$63,124				$81,920
Securities at amortized cost
Investment grade	$65,196	$–	$–	$65,196	$56,885	$–	$–	$56,885
Non-investment grade	849	278	–	1,127	647	320	–	967
Impaired	–	–	–	–	–	–	–	–
	66,045	278	–	66,323	57,532	320	–	57,852
Allowance for credit losses	11	17	–	28	10	19	–	29
Amortized cost	$66,034	$261	$–	$66,295	$57,522	$301	$–	$57,823

(1)	Reflects $144 million of purchased credit impaired securities (October 31, 2020 – $157 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.